Share-based Payments - Schedule of Stock-based Compensation Included in Consolidated Statement of Earnings and Comprehensive Income (loss) (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Included in cost of sales	$ 31,416,251	$ 16,827,594	[1]
Included in selling, general and administrative expenses	64,664,389	15,285,716	[1]
Share-based payment transactions	16,594,588	3,712,415
Deferred Share Units and Restricted Share Units
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Included in cost of sales	330,691
Included in selling, general and administrative expenses	15,888,976	2,666,000
Included in research and development expenses	374,921	1,046,415
Share-based payment transactions	$ 16,594,588	$ 3,712,415

[1]	The Corporation has initially applied IFRS 16 as at April 1, 2019. Under the transition method chosen, comparative information is not restated. Refer to note 3 (q).